Derivative Instruments and Hedging Activities - Location and Fair Value Amounts of Assets (Liabilities) of Partnership's Derivative Instruments (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Derivatives, Fair Value [Line Items]
Other Current Assets	$ 14,203	$ 29,249
Other Assets	175,214	113,225
Accrued Liabilities	(147,444)	(187,687)
Derivative Liabilities	(68,375)	(167,469)
Derivative Financial Instruments, Liabilities
Derivatives, Fair Value [Line Items]
Accrued Liabilities	(2,793)	(4,799)
Current Portion of Derivative Liabilities	(21,391)	(42,515)
Derivative Liabilities	(68,375)	(167,469)
Derivative Financial Instruments, Liabilities | Foreign currency contracts
Derivatives, Fair Value [Line Items]
Accrued Liabilities	0	0
Current Portion of Derivative Liabilities	(1,691)	(665)
Derivative Liabilities	(58)	(67)
Derivative Financial Instruments, Liabilities | Cross currency swaps
Derivatives, Fair Value [Line Items]
Accrued Liabilities	(91)	(916)
Current Portion of Derivative Liabilities	(3,818)	(4,412)
Derivative Liabilities	0	(38,678)
Derivative Financial Instruments, Liabilities | Interest rate swaps
Derivatives, Fair Value [Line Items]
Accrued Liabilities	(2,702)	(3,883)
Current Portion of Derivative Liabilities	(15,882)	(37,438)
Derivative Liabilities	(68,317)	(128,724)
Derivative Financial Instruments, Assets
Derivatives, Fair Value [Line Items]
Other Current Assets	1,219	580
Other Assets	9,349	1,593
Derivative Financial Instruments, Assets | Foreign currency contracts
Derivatives, Fair Value [Line Items]
Other Current Assets	99	347
Other Assets	82	28
Derivative Financial Instruments, Assets | Cross currency swaps
Derivatives, Fair Value [Line Items]
Other Current Assets	0	0
Other Assets	0	0
Derivative Financial Instruments, Assets | Interest rate swaps
Derivatives, Fair Value [Line Items]
Other Current Assets	1,120	233
Other Assets	$ 9,267	$ 1,565